Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 75,765	$ 17,354
Trade receivables (including related party receivables of $0.5 million and $3.7 million as of December 31, 2011 and 2010), net of allowance for doubtful accounts	70,968	39,114
Accrued contract receivables (including related party receivables of $3.3 million and $0 as of December 31, 2011 and 2010)	98,203	33,588
Prepayments	22,664	9,533
Other receivables and current assets (including related party receivables of $4.4 million and $0.7 million as of December 31, 2011 and 2010)	49,726	28,307
Total current assets	317,326	127,896
Property and equipment, net	5,922	3,253
Intangible assets, net	91,192	45,650
Equity investments	2,270	2,328
Goodwill	52,956	18,451
Other assets	11,865	11,590
Total assets	481,531	209,168
Current liabilities:
Accounts payable	41,565	32,514
Accrued liabilities	49,621	27,515
Deferred revenue and current portion of deferred government grant	6,217	2,849
Current portion of acquisition related liabilities	26,900	8,529
Current portion of long-term debt and short-term financings (including related party debt of $0 and $0.5 million as of December 31, 2011 and 2010)	2,881	50,430
Income tax liabilities	9,883	9,875
Total current liabilities	137,067	131,712
Long-term debt	6,859	19,685
Deferred government grant - non-current	3,162	4,335
Acquisition related liabilities - non-current	18,772	10,915
Other non-current liabilities	18,180	6,252
Total liabilities	184,040	172,899
Commitments and contingencies (See Note 13)
Shareholders' equity:
Share capital, nominal value GBP 0.05, 100,000,000 ordinary shares authorized; 61,790,985 and 38,341,760 shares issued and outstanding as of December 31, 2011 and 2010	5,148	3,397
Additional paid-in capital	346,031	50,415
Accumulated deficit	(34,726)	(19,358)
Accumulated other comprehensive income	(19,046)	1,639
Total Velti shareholders' equity	297,407	36,093
Non-controlling interests	84	176
Total equity	297,491	36,269
Total liabilities and shareholders' equity	$ 481,531	$ 209,168